U.S. SECURITIES AND EXCHANGE COMMISSION

                       Washington, D.C. 20549

                              FORM 24F-2
                  Annual Notice of Securities Sold
                         Pursuant to Rule 24f-2


1. NAME AND ADDRESS OF ISSUER:

     Dean Witter Health Sciences Trust
     Two World Trade Center, 72nd floor
     New York, New York 10048


2. NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS
   FILED:



3. INVESTMENT COMPANY ACT FILE NUMBER:   33-48189

   SECURITIES ACT FILE NUMBER:           811-6683


4.   LAST   DAY  OF  FISCAL  YEAR  FOR  WHICH  THIS   NOTICE   IS
FILED:07/31/97



5.  CHECK  BOX IF THIS NOTICE IS BEING FILED MORE THAN  180  DAYS
AFTER  THE  CLOSE  OF THE ISSUER'S FISCAL YEAR  FOR  PURPOSES  OF
REPORTING  SECURITIES SOLD AFTER THE CLOSE  OF  THE  FISCAL  YEAR
BUT BEFORE TERMINATION OF THE ISSUER'S 24F-2 DECLARATION:

                                                                [
]


6. DATE OF TERMINATION OF ISSUER'S DECLARATION UNDER RULE
   24F-2(A)(1),IF APPLICABLE (SEE INSTRUCTION A.6):



7. NUMBER AND AMOUNT OF SECURITIES OF THE SAME CLASS OF SERIES
    WHICH  HAD BEEN REGISTERED UNDER THE SECURITIES ACT  OF  1933
OTHER  THAN  PURSUANT TO RULE 24F-2 IN A PRIOR FISCAL YEARS,  BUT
WHICH REMAINED UNSOLD AT THE BEGINNING OF THE FISCAL YEAR:



8. NUMBER AND AMOUNT OF SECURITIES REGISTERED DURING THE FISCAL
   YEAR OTHER THAN PURSUANT TO RULE 24F-2:


9.  NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE
    FISCAL YEAR:

    SHARES:  12,045,478                      $183,290,483



10. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE
    FISCAL YEAR IN RELIANCE UPON REGISTRATION PURSUANT TO RULE
    24F-2:

    SHARES:  12,045,478                      $183,290,483


11.  NUMBER AND AGGREGATE SALE PRICE OF SECURITIES ISSUED  DURING
THE   FISCAL   YEAR  IN  CONNECTION  WITH  DIVIDEND  REINVESTMENT
PLANS, IF APPLICABLE (SEE INSTRUCTION B.7):

    SHARES:   1,860,102                         $26,655,267


12. CALCULATION OF REGISTRATION FEES:

 (i)    AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE
        FISCAL YEAR IN RELIANCE ON RULE 24F-2 (from item 10):
                                             $183,290,483


 (ii)   AGGREGATE PRICE OF SHARES ISSUED IN CONNECTION WITH
          DIVIDEND   REINVESTMENT  PLANS  (from   item   11,   if
applicable):
                                             $26,655,267


 (iii)  AGGREGATE PRICE OF SHARES REDEEMED OR PURCHASED DURING
        THE FISCAL YEAR (if applicable):    ($230,468,760)

 (iv)   AGGREGATE PRICE OF SHARES REDEEMED OR PURCHASED AND
        PREVIOUSLY APPLIED AS A REDUCTION TO FILING FEES PURSUANT
        TO RULE 24E-2 (if applicable):       $ 0


 (v) NET AGGREGATE PRICE OF SECURITIES SOLD AND ISSUED DURING THE FISCAL YEAR END IN RELIANCE ON RULE 24F-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if
        applicable):                         ($20,523,010)


 (vi)   MULTIPLIER PRESCRIBED BY SECTION 6(B) OF THE SECURITIES
        ACT OF 1933 OR OTHER APPLICABLE LAW OR REGULATION (see
        instruction C.6):                     1/3300

 (vii)  FEE DUE [line (i) or line (v) multiplied by line (vi)]

Instruction for Item 12:  Issuers should complete lines (ii),
                          (iii), (iv) and (v) only if the form is
                          being filed within 60 days after the
                          close of the issuers's fiscal
                          year.  See instruction C.3.


13.  CHECK BOX IF FEES ARE BEING REMITTED TO THE COMMISSION'S
     LOCKBOX DEPOSITORY AS DESCRIBED IN SECTION 3A OF THE
     COMMISSION'S RULES OF INFORMAL AND OTHER PROCEDURES (17CFR
     202.3A).
                                                  [   ]

     DATE OF MAILING OR WIRE TRANSFER OF FILING FEES TO THE
     COMMISSION'S LOCKBOX DEPOSITORY:


                                SIGNATURES

       THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS
ON  BEHALF  OF  THE  ISSUER  AND IN THE  CAPACITIES  AND  ON  THE
DATES INDICATED.

      BY (Signature and Title):

                                Barry Fink
                                  Vice   President  And   General
Counsel


      DATE:  September 11, 1997